CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Operating Activities:
Net loss	$ (168)	$ (2)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	56	31
Deferred income taxes	(1)	(3)
Noncash restructuring and impairment charges	5	2
Noncash loss (gain) on foreign currency transactions	4	(2)
Noncash gain on disposal of businesses/assets, net	(12)	0
Other, net	2	1
Changes in operating assets and liabilities:
Accounts receivable	(67)	(122)
Inventories	37	(1)
Prepaid expenses	2	(4)
Other current assets	3	(1)
Other noncurrent assets	1	(2)
Accounts payable	(19)	36
Accrued liabilities	36	(18)
Other noncurrent liabilities	1	(1)
Net cash used in operating activities from continuing operations	(120)	(86)
Investing Activities:
Capital expenditures	(17)	(17)
Cash received from unconsolidated affiliates	12	17
Investment in unconsolidated affiliates	(13)	(21)
Proceeds from sale of businesses/assets	129	0
Net cash provided by (used in) investing activities	111	(21)
Financing Activities:
Net proceeds from short-term debt	7	0
Repayment of notes payable	(7)	0
Principal payments of long-term debt	(1)	(1)
Dividends paid to noncontrolling interests	(1)	(1)
Other financing activities	0	(1)
Net cash used in financing activities from continuing operations	(2)	(3)
Effect of exchange rate changes on cash	1	0
Net change in cash and cash equivalents	(10)	(110)
Cash and cash equivalents at beginning of period	114	156
Cash and cash equivalents at end of period	104	46
Supplemental cash flow information:
Cash paid for interest excluding hedging activity	31	25
Cash paid for income taxes	2	1
Supplemental disclosure of noncash activities:
Capital expenditures included in accounts payable as of March 31, 2023 and 2022, respectively.	$ 4	$ 22